Employees and directors, Share Based Payments to Directors (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Share based payments [Abstract]
Aggregate emoluments	$ 1,204.4	$ 382.5	$ 1,819.2
Company contributions to money purchase pension scheme	32.7	10.9	43.3
Directors [Member]
Share based payments [Abstract]
Aggregate emoluments	3.7	5.2	14.6
Aggregate gains made on the exercise of share options	79.7	8.2	77.7
Company contributions to money purchase pension scheme	0.0	0.5	0.7
Total	$ 83.4	$ 13.9	$ 93.0